Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000028716 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028716 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028716 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028716 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028716 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028716 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	99.50%
C000028716 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.10%
C000028716 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.10%
C000028716 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	0.20%
C000028716 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.10%
C000028716 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028716 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028716 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028716 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000028716 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000028716 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000028716 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028716 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.50%
C000028716 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000028717 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028717 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028717 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028717 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028717 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028717 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	99.50%
C000028717 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.10%
C000028717 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.10%
C000028717 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	0.20%
C000028717 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.10%
C000028717 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028717 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028717 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028717 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000028717 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000028717 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000028717 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028717 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.50%
C000028717 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000028719 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028719 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028719 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000028719 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000028719 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028719 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.00%
C000028719 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.40%
C000028719 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.30%
C000028719 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	0.80%
C000028719 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	0.50%
C000028719 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028719 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028719 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000028719 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000028718 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028718 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028718 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000028718 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000028718 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028718 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.00%
C000028718 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.40%
C000028718 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.30%
C000028718 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	0.80%
C000028718 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	0.50%
C000028718 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028718 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028718 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000028718 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000028720 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028720 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028720 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028720 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028720 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028720 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	83.00%
C000028720 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.80%
C000028720 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.90%
C000028720 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.20%
C000028720 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.40%
C000028720 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028720 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028720 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000028720 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000028721 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028721 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028721 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028721 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028721 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028721 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	83.00%
C000028721 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.80%
C000028721 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.90%
C000028721 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.20%
C000028721 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.40%
C000028721 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028721 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028721 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000028721 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000028723 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028723 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028723 [Member] | Everest Re Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028723 [Member] | Chesapeake Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028723 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028723 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.90%
C000028723 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.30%
C000028723 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.80%
C000028723 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000028723 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000028723 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028722 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028722 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028722 [Member] | Everest Re Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028722 [Member] | Chesapeake Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028722 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028722 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.90%
C000028722 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.30%
C000028722 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.80%
C000028722 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000028722 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000028722 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028728 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028728 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028728 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028728 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000028728 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028728 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	75.00%
C000028728 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.50%
C000028728 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.50%
C000028728 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000028728 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.40%
C000028728 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028728 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028728 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000028730 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028730 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028730 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028730 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000028730 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028730 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	75.00%
C000028730 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.50%
C000028730 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.50%
C000028730 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000028730 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.40%
C000028730 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028730 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028730 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000028734 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000028734 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000028734 [Member] | United States Treasury Notes Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000028734 [Member] | Money Markets Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028734 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028734 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%	[1]
C000028734 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%	[1]
C000028734 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[1]
C000028734 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[1]
C000028734 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[1]
C000028734 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000028734 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[1]
C000028734 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000028734 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028734 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028734 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028734 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000028734 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000028734 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000028734 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000028734 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000028734 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028733 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000028733 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000028733 [Member] | United States Treasury Notes Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000028733 [Member] | Money Markets Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028733 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028733 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%	[2]
C000028733 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%	[2]
C000028733 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[2]
C000028733 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[2]
C000028733 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[2]
C000028733 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2]
C000028733 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[2]
C000028733 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
C000028733 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028733 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028733 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028733 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000028733 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000028733 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000028733 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000028733 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000028733 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028736 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028736 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028736 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028736 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000028736 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000028736 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	89.20%
C000028736 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000028736 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.90%
C000028736 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.50%
C000028736 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000028736 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028736 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000028736 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000028737 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028737 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028737 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028737 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000028737 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000028737 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	89.20%
C000028737 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000028737 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.90%
C000028737 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.50%
C000028737 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000028737 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028737 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000028737 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000028742 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028742 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000028742 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000028742 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028742 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000028742 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	77.50%
C000028742 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	12.60%
C000028742 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000028742 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.60%
C000028742 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.90%
C000028742 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028742 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028742 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000028742 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000028742 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028742 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028740 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028740 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000028740 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000028740 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028740 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000028740 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	77.50%
C000028740 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	12.60%
C000028740 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000028740 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.60%
C000028740 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.90%
C000028740 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028740 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028740 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000028740 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000028740 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028740 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028745 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000028745 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028745 [Member] | Erste Group Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028745 [Member] | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028745 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028745 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.00%
C000028745 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.80%
C000028745 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	7.20%
C000028745 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	6.30%
C000028745 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.80%
C000028745 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028745 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000028745 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000028747 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000028747 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028747 [Member] | Erste Group Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028747 [Member] | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028747 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028747 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.00%
C000028747 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.80%
C000028747 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	7.20%
C000028747 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	6.30%
C000028747 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.80%
C000028747 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028747 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000028747 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000233309 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000233309 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000233309 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000233309 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000233309 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000233309 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	58.70%
C000233309 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.60%
C000233309 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000233309 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.90%
C000233309 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.40%
C000233309 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000233309 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000233309 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000233310 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000233310 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000233310 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000233310 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000233310 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000233310 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	58.70%
C000233310 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.60%
C000233310 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000233310 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.90%
C000233310 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.40%
C000233310 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000233310 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000233310 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%

[1]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[2]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.